Business Combination - Pro Forma Financial Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)
Business Combinations [Abstract]
Revenue	₨ 2,303,956.6	$ 26,968.9	₨ 2,147,961.5	$ 25,142.9
Net Income	₨ 645,526.0	$ 7,556.2	₨ 636,783.4	$ 7,453.9